Merger and Asset Purchase Agreements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Purchase Price
Total purchase price	$ 1,660,999	$ 1,271,718
Allocation of purchase price
Total allocation of purchase price	1,660,999	1,271,718
Ganjarunner (Member)
Purchase Price
Purchase Price	2,987,254	2,987,254
Total purchase price	2,987,254	2,987,254
Allocation of purchase price
Tangible Assets/ (Liabilities)	(459,464)	(459,464)
Trade Names / Trademarks	877,000	877,000
IP/Trade Secrets	801,000	801,000
License	306,000	306,000
Non-Compete Agreements	39,000	39,000
Customer Relationships	152,000	152,000
Goodwill (incl. trained and assembled workforce)	1,271,718	1,271,718
Total allocation of purchase price	2,987,254	2,987,254
Mountain High Recreation, Inc (Member)
Purchase Price
Purchase Price	2,841,715	2,841,715
Total purchase price	2,841,715	2,841,715
Allocation of purchase price
Trade Names / Trademarks	1,041,962	1,041,962
IP/Trade Secrets	1,177,060	1,177,060
License	372,684	372,684
Non-Compete Agreements	250,009	250,009
Total allocation of purchase price	2,841,715	$ 2,841,715
Budee Merger [Member]
Purchase Price
Purchase Price	690,504
Stock	6,603,722
Assumed liabilities	1,658,538
Total purchase price	8,952,764
Allocation of purchase price
Tangible Assets/ (Liabilities)	85,483
Trade Names / Trademarks	2,522,000
IP/Trade Secrets	1,075,000
License	386,000
Proprietary Software/Technology	4,189,000
Non-Compete Agreements	247,000
Customer Relationships	59,000
Excess Purchase Price Over Net Liabilities Acquired	389,281
Total allocation of purchase price	$ 8,952,764